Inventories (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Inventories

	2021	2020	Definitions
	US$M	US$M
Raw materials and consumables	1,904	1,797	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	3,046	2,814	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	834	711	Commodities ready-for-sale and not requiring further processing by the Group.

Total (1)	5,784	5,322

Comprising:
Current	4,426	4,101
Non-current	1,358	1,221	Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date or within the operating cycle of the business.

(1)
Inventory write-downs of US$58 million were recognised during the year (2020: US$37 million; 2019: US$16 million). Inventory write-downs of US$27 million made in previous periods were reversed during the year (2020: US$13 million; 2019: US$21 million).